Note 23 - Derivative Financial Assets - Derivative financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]
Statement Line Items [Line Items]
Derivative financial assets	$ 1,184	$ 102	[1]
Gold exchange traded fund [member]
Statement Line Items [Line Items]
Derivative financial assets	1,184
Gold hedge [member]
Statement Line Items [Line Items]
Derivative financial assets		$ 102

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.